Financial income and expenses	12 Months Ended
Dec. 31, 2024
Financial income and expenses
Financial income and expenses

Note 22. Financial income and expenses

	Years ended December 31,
In thousands of euros	2022	2023	2024
Income from cash equivalents	390	991	1,143
Foreign exchange gains	4,532	797	1,715
Other financial income	—	—	30
Total financial income	4,923	1,788	2,888
Interest cost	(584)	(5,178)	(12,178)
Foreign exchange losses	(1,068)	(1,269)	(1,035)
Losses on fair value variation EIB warrants	(407)	(389)	(2,241)
Losses on fair value variation T2 Sulphur	—	—	(73,400)
Other financial expenses	(47)	(46)	(64)
Total financial expenses	(2,107)	(6,882)	(88,917)
Net financial income	2,816	(5,095)	(86,029)

For the year ended December 31, 2024, financial expenses mainly include:

-	Interests cost in which:
o	€8.3 million correspond to the interests related to the EIB Finance Contract (€4.2 million related to the Tranche A and €4.1 million related to the Tranche B);
o	€3.2 million correspond to the interests related to the royalty certificates liabilities (€1.7 million related the 2023 Royalty Certificates and €1.5 million related to the 2024 Royalty Certificates);
o	€0.3 million interests on the PGE loans, the PPR loans; and interests on bank overdrafts;
o	€0.2 million correspond to the interests on lease liabilities (please refer to Note 13.4. – Lease liabilities).
-	€1.7 million of change in fair value of the EIB Warrants issued in connection with Tranche A, €0.5 million of change in fair value of the EIB Warrants issued in connection with Tranche B, and €89.4 million for the initial recognition of the fair value of derivative instruments in connection with the Structured Financing, offset by a decrease in fair value of €16 million over the period (please refer to Note 1.2. – Significant events of 2024; Note 13.3. – Long term Derivatives and Note 13.4. – Short term Derivatives); and
-	€1.0 million of foreign exchange losses.

For the year ended December 31, 2024, financial income mainly include:

-	€1.1 million income interest related from deposit account; and
-	€1.7 million of foreign exchange gains.

For the year ended December 31, 2023, financial expenses mainly include interests in which: €3.4 million correspond to the interests related to the EIB Finance Contract, €0.4 million correspond to the interests related to the royalty certificates liabilities, €0.2 million correspond to the interests on lease liabilities, and furthermore, interests on the PGE loans, the PPR loans. Besides, financial expenses also include the change in fair value of the EIB Warrants issued in connection with Tranche A and foreign exchange losses. Financial income mainly include income interest related from deposit account denominated in U.S and foreign exchange gains.

For the year ended December 31, 2022, financial income is mainly composed of foreign exchange gains related to bank accounts denominated in U.S and the appreciation of dollar against euro during the period. Foreign exchange gains include €2.4 million related to short term deposit unwinding in the first quarter for €8 million, in the third quarter for €15 million and €8 million on the fourth quarter. Financial expenses mainly include foreign exchange losses, and also interest related to the PGE loans, the PPR loans and the EIB agreement, change in fair value of the EIB Warrants, and financial interest on lease liabilities.